SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (4,393)	$ (5,170)
Total loans and borrowings	372,276	403,309
Less: current installments	(70,945)	(71,744)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	301,331	331,565
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	354,750	387,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	14,062	10,000
Working Capital Facilities [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	$ 7,857	$ 11,479